Financial risk management - Credit risk - guarantees on real estate loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	R$ 16,868,112	R$ 12,448,565
Real Estate loans
Disclosure of credit risk exposure [line items]
Financial assets	8,583,568	6,251,812
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Financial assets	1,210,884	693,322
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Financial assets	2,157,130	1,689,190
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Financial assets	3,227,703	2,308,020
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	1,664,885	1,503,703
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	R$ 322,967	R$ 57,577